Related Party Transactions (Details) - Schedule of purchases from related parties - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase from a relate party
Total	$ 2,876,993	$ 2,021,934	$ 5,843,564
Shexian Ruibo [Member]
Purchase from a relate party
Total	1,837,841		5,843,564
Q Green Techcon Private Limited. [Member]
Purchase from a relate party
Total	$ 1,039,152	$ 2,021,934